Insurance Liabilities - Schedule of policyholder contract deposit (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Policyholder Account Balance [Line Items]
Policyholder contract deposits	$ 158,966	$ 156,846
Individual Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits	90,069	87,664
Individual Retirement | Embedded derivatives
Policyholder Account Balance [Line Items]
Policyholder contract deposits	5,800	8,000
Individual Retirement | FHLBs
Policyholder Account Balance [Line Items]
Policyholder contract deposits	1,100	1,100
Group Retirement
Policyholder Account Balance [Line Items]
Policyholder contract deposits	43,332	44,087
Group Retirement | Embedded derivatives
Policyholder Account Balance [Line Items]
Policyholder contract deposits	653	891
Group Retirement | FHLBs
Policyholder Account Balance [Line Items]
Policyholder contract deposits	209	209
Life Insurance
Policyholder Account Balance [Line Items]
Policyholder contract deposits	10,258	10,299
Life Insurance | Embedded derivatives
Policyholder Account Balance [Line Items]
Policyholder contract deposits	710	765
Institutional Markets
Policyholder Account Balance [Line Items]
Policyholder contract deposits	11,718	10,970
Institutional Markets | Embedded derivatives
Policyholder Account Balance [Line Items]
Policyholder contract deposits	41	54
Institutional Markets | FHLBs
Policyholder Account Balance [Line Items]
Policyholder contract deposits	3,200	2,200
Fortitude RE
Policyholder Account Balance [Line Items]
Policyholder contract deposits	$ 3,589	$ 3,826